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                    SCHWAB MONEY FUNDS - SWEEP INVESTMENTS(R)
                          SCHWAB MONEY MARKET FUND(TM)
                        SCHWAB GOVERNMENT MONEY FUND(TM)
                            SCHWAB CASH RESERVES(TM)

               SCHWAB ADVISOR CASH RESERVES(R) - SWEEP INVESTMENTS

       SCHWAB VALUE ADVANTAGE MONEY FUND - INSTITUTIONAL PRIME SHARES(TM)

                   SCHWAB RETIREMENT ADVANTAGE MONEY FUND(TM)
                         SCHWAB INVESTOR MONEY FUND(TM)

              SUPPLEMENT TO THE APRIL 30, 2008 PROSPECTUSES ABOVE.

                 SUPPLEMENT TO THE APRIL 30, 2008 PROSPECTUSES,
                     AS SUPPLEMENTED AUGUST 22, 2008, BELOW.

                      SCHWAB VALUE ADVANTAGE INVESTMENTS(R)
             SCHWAB VALUE ADVANTAGE MONEY FUND(R) - INVESTOR SHARES

  SCHWAB VALUE ADVANTAGE MONEY FUND(R) - INSTITUTIONAL SHARES AND SELECT SHARES

     THE INFORMATION PROVIDED IN THIS SUPPLEMENT IS AS OF DECEMBER 19, 2008.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

1.   CHANGES WITH RESPECT TO THE SCHWAB GOVERNMENT MONEY FUND

The "Strategy" section of the Schwab Government Money Fund in the Schwab Money Funds - Sweep Investments Prospectus is hereby amended by adding the following bullet point as the new last bullet point in the first paragraph:

     Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.

The "Strategy" section of the Schwab Government Money Fund in the Schwab Money Funds - Sweep Investments Prospectus is hereby further amended by adding the following sentence as the new last sentence of the second paragraph:

     Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.

2.   CHANGES WITH RESPECT TO THE SCHWAB MONEY MARKET FUND AND SCHWAB CASH
     RESERVES

The "Strategy" sections of the Schwab Money Market Fund and Schwab Cash Reserves in the Schwab Money Funds - Sweep Investments Prospectus are hereby amended by adding the following sentence as the new last sentence of the second paragraph:

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     Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.

3.   CHANGES WITH RESPECT TO THE SCHWAB ADVISOR CASH RESERVES

The "Strategy" section Schwab Advisor Cash Reserves in the Fund's Prospectus is hereby amended by adding the following sentence as the new last sentence of the second paragraph:

     Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.

4. CHANGES WITH RESPECT TO THE SCHWAB RETIREMENT ADVANTAGE MONEY AND SCHWAB INVESTOR MONEY FUNDS

The "Strategy" sections of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund in the Funds' Prospectus are hereby amended by adding the following sentence as the new last sentence of the second paragraph:

     Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.

5.   CHANGES WITH RESPECT TO THE SCHWAB VALUE ADVANTAGE MONEY FUND

The "Strategy" sections of the Schwab Value Advantage Money Fund in the Schwab Value Advantage Money Fund - Institutional Prime Shares Prospectus, Schwab Value Advantage Investments Prospectus and Schwab Value Advantage Money Fund - Institutional Shares and Select Shares Prospectus are hereby amended by adding the following sentence as the new last sentence of the second paragraph:

     Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.

                 PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS.

                                                           [CHARLES SCHWAB LOGO]

(C)2008 Charles Schwab & Co., Inc. All Rights Reserved
Member SIPC. REG45237 - 00 (12/08)